Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Regulatory Assets

(in millions)	2020	2019
Regulatory assets
Deferred income taxes (Notes 3 and 24)	$1,697	$1,556
Employee future benefits (Notes 3 and 25)	588	530
Deferred energy management costs (1)	334	279
Rate stabilization and related accounts (2)	213	208
Deferred lease costs (3)	122	116
Manufactured gas plant site remediation deferral (Note 16)	107	81
Derivatives (Notes 3 and 27)	73	119
Generation early retirement costs (4)	55	88
Other regulatory assets (5)	399	406
Total regulatory assets	3,588	3,383
Less: Current portion	(470)	(425)
Long-term regulatory assets	$3,118	$2,958

Regulatory liabilities
Deferred income taxes (Notes 3 and 24)	$1,361	$1,440
Asset removal cost provision (Note 3)	1,206	1,187
Rate stabilization and related accounts (2)	104	166
Renewable energy surcharge (6)	100	94
Energy efficiency liability (7)	83	101
Employee future benefits (Notes 3 and 25)	43	45
Electric and gas moderator account (8)	28	45
ROE complaints liability (Note 2)	16	91
Other regulatory liabilities (5)	162	189
Total regulatory liabilities	3,103	3,358
Less: Current portion	(441)	(572)
Long-term regulatory liabilities	$2,662	$2,786
(1)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from two to 10 years.

(2)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Generation Early Retirement Costs: TEP and the co-owners of Navajo Generating Station ("Navajo") retired Navajo in 2019, with related decommissioning activities continuing through 2054. TEP also retired Sundt Generating Facility Units 1 and 2 ("Sundt") in 2019. The ACC approved the recovery of the retirement costs of Navajo and Sundt over a 10-year period as part of the 2020 Rate Order (Note 2).

(5)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $40 million.

(6)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(7)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

(8)    Electric and Gas Moderator Account: Under Central Hudson's 2018 three-year rate order certain regulatory assets and liabilities were approved by the PSC for offset, and an electric and gas moderator account was established, which will be used for future customer rate moderation.

Schedule of Regulatory Liabilities

(in millions)	2020	2019
Regulatory assets
Deferred income taxes (Notes 3 and 24)	$1,697	$1,556
Employee future benefits (Notes 3 and 25)	588	530
Deferred energy management costs (1)	334	279
Rate stabilization and related accounts (2)	213	208
Deferred lease costs (3)	122	116
Manufactured gas plant site remediation deferral (Note 16)	107	81
Derivatives (Notes 3 and 27)	73	119
Generation early retirement costs (4)	55	88
Other regulatory assets (5)	399	406
Total regulatory assets	3,588	3,383
Less: Current portion	(470)	(425)
Long-term regulatory assets	$3,118	$2,958

Regulatory liabilities
Deferred income taxes (Notes 3 and 24)	$1,361	$1,440
Asset removal cost provision (Note 3)	1,206	1,187
Rate stabilization and related accounts (2)	104	166
Renewable energy surcharge (6)	100	94
Energy efficiency liability (7)	83	101
Employee future benefits (Notes 3 and 25)	43	45
Electric and gas moderator account (8)	28	45
ROE complaints liability (Note 2)	16	91
Other regulatory liabilities (5)	162	189
Total regulatory liabilities	3,103	3,358
Less: Current portion	(441)	(572)
Long-term regulatory liabilities	$2,662	$2,786
(1)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from two to 10 years.

(2)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Generation Early Retirement Costs: TEP and the co-owners of Navajo Generating Station ("Navajo") retired Navajo in 2019, with related decommissioning activities continuing through 2054. TEP also retired Sundt Generating Facility Units 1 and 2 ("Sundt") in 2019. The ACC approved the recovery of the retirement costs of Navajo and Sundt over a 10-year period as part of the 2020 Rate Order (Note 2).

(5)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $40 million.

(6)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(7)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

(8)    Electric and Gas Moderator Account: Under Central Hudson's 2018 three-year rate order certain regulatory assets and liabilities were approved by the PSC for offset, and an electric and gas moderator account was established, which will be used for future customer rate moderation.